Note 7 - Property and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Software Development [Member] USD ($)	Mar. 31, 2014 Software Development [Member] JPY (¥)	Mar. 31, 2013 Software Development [Member] JPY (¥)	Mar. 31, 2014 Software To Be Leased [Member] USD ($)	Mar. 31, 2014 Software To Be Leased [Member] JPY (¥)	Mar. 31, 2013 Software To Be Leased [Member] JPY (¥)	Mar. 31, 2012 Software To Be Leased [Member] JPY (¥)
Note 7 - Property and Equipment (Details) [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 81,180	¥ 8,359,907	¥ 6,950,249	¥ 6,522,033
Gain (Loss) on Disposition of Assets	(811)	(83,487)	(14,638)	(62,368)
Capitalized Computer Software, Gross					169,070	17,410,834	15,912,108	34,918	3,595,894	2,553,608
Capitalized Computer Software, Net								24,591	2,532,335	1,952,450
Capitalized Computer Software, Amortization								$ 4,807	¥ 495,050	¥ 349,537	¥ 208,435